CONCENTRATIONS (Details Narrative)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Cash and cash equivalents	$ 1,424,211		$ 1,379,434
CHINA
Cash and cash equivalents	1,424,211		$ 1,379,434
CHINA | Maximum [Member]
Cash insured amount	$ 70,692	¥ 500,000